13FCONP 2/14/07

CONFIDENTIAL TREATMENT REQUESTED

[redacted]

06066567

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

CONFIDENTIAL

Form 13F

FORM 13F COVER PAGE

RECD S.E.C.
AUG 15 2006
1080

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Magnetar Financial LLC**
Address: **1603 Orrington Avenue**
13th Floor
Evanston, IL 60201

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PROCESSED
APR 25 2007
THOMSON
FINANCIAL

Person Signing this Report on Behalf of Reporting Manager:

Name: **Michael Turro**
Title: **Chief Compliance Officer**
Phone: **(847) 905-4690**

Signature, Place, and Date of Signing:

/s/ Michael Turro	Evanston, IL	August 14, 2006
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

NY1 5926299v.1

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

CONFIDENTIAL

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $458,845 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

MAGNETAR FINANCIAL LLC
FORM 13F
Quarter Ended June 30, 2006

NAME OF ISSUER	CLASS TITLE	CUSIP	VALUE (X$1,000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
BELLSOUTH CORP	COM	079860102	$54,300	1,500,000	SH		SOLE		1,500,000		
CAPITAL ONE FINL CORP	COM	14040H105	$17,329	202,800	SH		SOLE		202,800		
FALCONBRIDGE LTD NEW 2005	COM	306104100	$32,945	625,500	SH		SOLE		625,500		
GOLDEN WEST FINL CORP DEL	COM	381317106	$136,438	1,838,791	SH		SOLE		1,838,791		
MAVERICK TUBE CORP	COM	577914104	$97,280	1,539,488	SH		SOLE		1,539,488		
MAVERICK TUBE CORP	NOTE 1.875% 11/1	577914AD4	$24,672	15,000	PRN		SOLE		15,000		
NORTH FORK BANCORPORATION NY	COM	659424105	$46,585	1,544,100	SH		SOLE		1,544,100		
PHELPS DODGE CORP	COM	717265102	$49,296	600,000	SH		SOLE		600,000		

END

CONFIDENTIAL